IronBridge Large Cap Fund
IronBridge Large Cap Fund
Investment Objective.
The investment objective of the IronBridge Large Cap Fund (“Large Cap Fund”) is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IronBridge Large Cap Fund IronBridge Large Cap Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none
Maximum Account Fee	$ 15	[1]
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IronBridge Large Cap Fund IronBridge Large Cap Fund
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.10%	[1]
Fee Waiver and/or Expense Reimbursement	(0.29%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.81%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE"). For the fiscal year ended June 30, 2018, AFFE for the Fund was less than 0.01%
[2]	RMB Capital Management, LLC (the "Adviser") has contractually agreed to reduce its compensation due from and/or assume expenses of the Large Cap Fund to the extent necessary to ensure that the Large Cap Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 0.80% of the Large Cap Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2019, with successive renewal terms of one year thereafter unless terminated by IronBridge Funds, Inc. (the "Company") or the Adviser prior to any such renewal. Prior to November 1, 2019, the expense cap agreement can be terminated by the Company's Board of Directors or shareholders. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Large Cap Fund of a portion or all of such amounts at any time within three years from the fiscal year on which such amounts were waived or absorbed, provided that the Large Cap Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver or in effect at the time of the repayment.

Expense Example.
This Example is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Large Cap Fund’s operating expenses remain the same (taking into account the expense cap for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
IronBridge Large Cap Fund | IronBridge Large Cap Fund | USD ($)	83	321	578	1,314

Portfolio Turnover.
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the Large Cap Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies.
The Large Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets (plus borrowings for investment purposes) in equity securities of companies with large market capitalizations.  For this purpose, the Adviser defines a large capitalization company as any company with a market capitalization in excess of $5 billion, which definition is applied at the time of purchase.  The Large Cap Fund may invest in unsponsored American Depositary Receipts and/or Global Depositary Receipts.

The Adviser actively manages the Large Cap Fund by applying an economic return framework, which measures the Large Cap Fund’s return on investment and adjusts for factors such as inflation or accounting treatments.  This is a valuation model that uses cash flow to determine a company’s value, rather than traditional accounting measures such as corporate performance, earnings and book value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Large Cap Fund invests primarily in growth and value-style equity securities. From time to time, the Large Cap Fund may invest more than 25% of its assets in any market sector.  As of June 30, 2018, the Large Cap Fund invested 26.0% in the Information Technology sector.

The Adviser reduces positions or sells securities in the Large Cap Fund for a variety of reasons, such as when the securities reach their target.

Principal Investment Risks.
Market Risk.  The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Stock Selection Risk.  Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Large Cap Fund’s securities at a time or at a price that would benefit the Fund.

Equity Securities Risk.  Equity securities, such as common stocks, are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk.  There is no guarantee that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk.  Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins.

American Depositary Receipt (ADR) / Global Depositary Receipt (GDR)  / European Depositary Receipts (“EDRs”) Risk.  ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers, and GDRs and EDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs, GDRs, and EDRs may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

Loss of Money Risk.  Loss of money is a risk of investing in the Large Cap Fund.

Performance.
The bar chart and table below show how the Large Cap Fund has performed in the past and provides some indication of the risks of investing in the Large Cap Fund.  The table shows how the performance of the Large Cap Fund has varied from year to year as compared with the performance of the Russell 1000® Index, a securities index that measures the performance of the large-cap segment of the U.S. equity universe.  Keep in mind that past performance (before and after taxes) may not indicate how well the Large Cap Fund will perform in the future.  Updated performance information can be found on our website at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.

Calendar Year Total Returns Annual Total Returns for Large Cap Fund for the years ended December 311

[1]	For the nine-month period ended September 30, 2018, the Large Cap Fund had a return of 11.08%.

During the periods shown above, the highest return for the Large Cap Fund for a calendar quarter was 8.71% (for the quarter ended December 31, 2013) and the lowest return for a calendar quarter was -5.47% (for the quarter ended September 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Returns - IronBridge Large Cap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
IronBridge Large Cap Fund	Return Before Taxes	18.53%	13.71%	12.27%	Mar. 30, 2012
After Taxes on Distributions | IronBridge Large Cap Fund	Return After Taxes on Distributions	16.83%	12.26%	10.95%
After Taxes on Distributions and Sale of Fund Shares | IronBridge Large Cap Fund	Return After Taxes on Distributions and Sale of Fund Shares	11.82%	10.75%	9.64%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	14.12%	Mar. 30, 2012

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.  After-tax returns are not relevant if you hold your Large Cap Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.